Investments in Companies Accounted for at Equity Method	12 Months Ended
Dec. 31, 2017
Investments in Companies Accounted for at Equity Method [Abstract]
INVESTMENTS IN COMPANIES ACCOUNTED FOR AT EQUITY METHOD
NOTE 8:-	INVESTMENTS IN COMPANIES ACCOUNTED FOR AT EQUITY METHOD

a.	The following is a summary of the Group’s investments in companies accounted for at equity:

	December 31,
	2016	2017

Affiliated company	38	55

Joint venture – TSG (see Note 4(i)(a))	24,022	25,260

	24,060	25,315

b.	The Group holds a 50% share in TSG, a joint venture engaged in the fields of command and control systems, intelligence, homeland security and cyber security. The Group’s interest in TSG is accounted for using the equity method in the consolidated financial statements.

The following is the composition of the Group’s investment in TSG:

	December 31,
	2016	2017
Shares	16,353	17,591
Capital notes	7,669	7,669
	24,022	25,260

Dividend preference derivative in TSG (1)	2,140	2,400

Goodwill	9,836	9,836

(1)	Dividend preference derivative in TSG is included in Company’s long term prepaid expenses and other receivables and is accounted for at fair value through to profit or loss.

c.	The following table summarizes activity related to the Group’s investment in TSG:

January 1, 2016	$-
Acquisition of shares in joint venture	16,004
Investment in Capital notes of joint venture	7,669
Company’s share of profit of joint venture	349
December 31, 2016	$24,022

Company’s share of profit of joint venture	1,134
Company’s share of other comprehensive income of joint venture	104
December 31, 2017	$25,260

d.	Summarized financial information of TSG:

(i)	Summarized statement of financial position of TSG :

	December 31,
	2016	2017
Current assets	24,396	34,137
Noncurrent assets (1)	467	1,746
Current liabilities	(16,969)	(20,311)
Noncurrent liabilities	(1,895)	(4,426)
Equity	5,999	11,146
Group’s share in equity	50%	50%
	3,000	5,573
Excess cost of intangible assets net of deferred tax	11,186	9,851
Goodwill	9,836	9,836
Group’s carrying amount of the investment	24,022	25,260

(1)	Not including balance of goodwill in an amount of $19,006 as of December 31, 2016 and 2017.

(ii)	Summarized statement of profit or loss of TSG:

	Year ended December 31,
	2016(1)	2017
Revenues	38,648	66,816
Net income	2,744	4,938
Other comprehensive income	-	208
Total comprehensive income	2,744	5,146
Group’s share	50%	50%
	1,372	2,573
Amortization of excess cost of intangible assets net of tax	(1,023)	(1,335)
	349	1,238
Group’s share of other comprehensive income	-	104
Group’s share of profit	349	1,134

(1)	From May 1, 2016.